Share-based Compensation - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands				12 Months Ended
	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 $ / shares	Oct. 31, 2022 shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized, period for Recognition				2 years 5 months 8 days
Share Based Compensation Expense | ¥				¥ 416,238	¥ 473,655	¥ 550,535
2025 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, excluding option, cost not yet recognized, amount | ¥								¥ 1,228,452
Nonvested award, cost not yet recognized, period for Recognition				3 years 8 months 19 days
Percentage Of Number Of Shares Issue For Compensation Grant				10.00%
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, excluding option, cost not yet recognized, amount | ¥								¥ 511,275
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock par or stated value per share | $ / shares							$ 0.00001		$ 0.00001
Common Class A [Member] | Chengxing [Member] | Two Thousand And Nineteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorised								161,462,100
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				5,121,904	17,812,098	15,177,322
Common stock par or stated value per share | $ / shares							$ 0.00001
Share Based Compensation Expense | ¥				¥ 148,089
Vested in period				10,575,870	9,466,806	11,276,824
Vested,Weighted average grant-date | ¥ / shares				¥ 48.59	¥ 55.93	¥ 55.66
Restricted Stock Units (RSUs) [Member] | Two Thousand And Nineteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			8,020,000.00
Restricted Stock Units (RSUs) [Member] | 2025 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	28,506,786			34,496,154
Vested in period	9,502,262			2,066
Vested,Weighted average grant-date | ¥ / shares				¥ 62.18
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage				25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member] | 2025 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested,Weighted average grant-date | $ / shares		$ 250
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage				15.00%
Share option vesting rights percentage				40.00%
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member] | 2025 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested,Weighted average grant-date | $ / shares		500
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage				75.00%
Share option vesting rights percentage				25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Three [Member] | 2025 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested,Weighted average grant-date | $ / shares		$ 750
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted				9,072	3,850	12,922
Performance Shares [Member] | 2025 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, excluding option, cost not yet recognized, amount | ¥								¥ 942,752
Nonvested award, cost not yet recognized, period for Recognition	4 years 5 months 23 days
Share Based Compensation Expense | ¥	¥ 113,708